N-2	Feb. 23, 2023
Cover [Abstract]
Entity Central Index Key	0001868912
Amendment Flag	false
Securities Act File Number	001-40949
Document Type	8-K
Entity Registrant Name	Enfusion, Inc.
Entity Address, Address Line One	125 South Clark Street
Entity Address, Address Line Two	Suite 750
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60603
City Area Code	312
Local Phone Number	253-9800
Entity Emerging Growth Company	true
Entity Ex Transition Period	false